Discontinued Operations and Assets and Liabilities Held for Sale - Results of Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales	$ 3,525	$ 3,336	$ 3,394
Cost of sales	(2,626)	(2,584)	(2,607)
Gain (loss) on non-hedge derivatives and other commodity contracts	5	(2)	0
Gross profit (loss)	904	750	787
Other expenses (income)	(83)	(79)	(150)
Derecognition of assets, impairments and profit on disposal of assets	(6)	(7)	(2)
Profit (loss) before taxation	619	445	328
Normal taxation	(250)	(212)	(163)
Profit (loss) from discontinued operations	(376)	(83)	(336)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales	(479)	(589)	(1,129)
Gross profit (loss)	79	22	(3)
South African Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations	(376)	(83)	(336)
South African Assets | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales	555	608	1,116
Cost of sales	(479)	(589)	(1,129)
Gain (loss) on non-hedge derivatives and other commodity contracts	3	3	10
Gross profit (loss)	79	22	(3)
Other expenses (income)	(44)	(72)	(97)
Derecognition of assets, impairments and profit on disposal of assets	(3)	(118)	(256)
Impairment loss recognised on remeasurement to fair value less costs to sell	(549)	0	(35)
Profit (loss) before taxation	(517)	(168)	(391)
Normal taxation	(23)	38	(14)
Deferred tax on impairment loss, derecognition and profit on disposal of assets	$ 164	$ 47	$ 69